FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Assets and Liabilities - Balance Sheet maturity - legal basis [Member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 55,130	£ 54,663
Financial assets at fair value through profit or loss	160,189	158,529
Derivative financial instruments	26,369	23,595
Loans and advances to banks	9,775	6,283
Loans and advances to customers	494,988	484,858
Debt securities held at amortised cost	5,544	5,238
Financial assets at fair value through other comprehensive income	25,092	24,815
Other assets	56,806	39,617
Total assets	833,893	797,598
Liabilities
Deposits from banks	28,179	30,320
Customer deposits	421,320	418,066
Derivative financial instruments and financial liabilities at fair value through profit or loss	47,265	51,920
Debt securities in issue	97,689	91,168
Liabilities arising from insurance and participating investment contracts	148,908	112,727
Other liabilities	25,596	25,542
Subordinated liabilities	17,130	17,656
Total liabilities	786,087	747,399
Not later than one month [member]
Assets
Cash and balances at central banks	55,128	54,662
Financial assets at fair value through profit or loss	7,195	10,686
Derivative financial instruments	583	579
Loans and advances to banks	4,953	2,594
Loans and advances to customers	35,973	36,326
Debt securities held at amortised cost	131	7
Financial assets at fair value through other comprehensive income	111	166
Other assets	2,224	2,667
Total assets	106,298	107,687
Liabilities
Deposits from banks	4,530	2,793
Customer deposits	382,885	380,753
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,182	5,160
Debt securities in issue	4,070	4,172
Liabilities arising from insurance and participating investment contracts	1,213	1,844
Other liabilities	4,541	4,403
Subordinated liabilities		85
Total liabilities	402,421	399,210
Later than one month and not later than three months [member]
Assets
Cash and balances at central banks	2	1
Financial assets at fair value through profit or loss	3,689	8,826
Derivative financial instruments	739	688
Loans and advances to banks	1,017	520
Loans and advances to customers	26,036	19,383
Debt securities held at amortised cost	19
Financial assets at fair value through other comprehensive income	179	453
Other assets	1,155	1,552
Total assets	32,836	31,423
Liabilities
Deposits from banks	2,715	1,688
Customer deposits	12,945	10,623
Derivative financial instruments and financial liabilities at fair value through profit or loss	6,101	11,877
Debt securities in issue	9,159	5,692
Liabilities arising from insurance and participating investment contracts	1,658	1,850
Other liabilities	1,914	3,201
Subordinated liabilities	1,339	145
Total liabilities	35,831	35,076
Later than three months and not later than six months [member]
Assets
Financial assets at fair value through profit or loss	3,016	8,492
Derivative financial instruments	627	418
Loans and advances to banks	265	584
Loans and advances to customers	23,283	18,415
Financial assets at fair value through other comprehensive income	729	249
Other assets	533	196
Total assets	28,453	28,354
Liabilities
Deposits from banks	267	748
Customer deposits	6,716	5,628
Derivative financial instruments and financial liabilities at fair value through profit or loss	2,579	5,048
Debt securities in issue	7,135	9,007
Liabilities arising from insurance and participating investment contracts	2,370	2,316
Other liabilities	772	733
Subordinated liabilities	96	95
Total liabilities	19,935	23,575
Later than six months and not later than nine months [Member]
Assets
Financial assets at fair value through profit or loss	1,710	5,133
Derivative financial instruments	404	336
Loans and advances to banks	124	172
Loans and advances to customers	12,626	14,378
Debt securities held at amortised cost		521
Financial assets at fair value through other comprehensive income	102	800
Other assets	160	238
Total assets	15,126	21,578
Liabilities
Deposits from banks	85	54
Customer deposits	4,377	4,543
Derivative financial instruments and financial liabilities at fair value through profit or loss	784	1,663
Debt securities in issue	7,418	4,668
Liabilities arising from insurance and participating investment contracts	2,348	2,302
Other liabilities	893	1,182
Subordinated liabilities	1,137	251
Total liabilities	17,042	14,663
Later than nine months and not later than twelve months [Member]
Assets
Financial assets at fair value through profit or loss	451	2,587
Derivative financial instruments	336	441
Loans and advances to banks	91	203
Loans and advances to customers	11,425	11,318
Financial assets at fair value through other comprehensive income	234	1,685
Other assets	520	219
Total assets	13,057	16,453
Liabilities
Deposits from banks	55	45
Customer deposits	3,207	4,431
Derivative financial instruments and financial liabilities at fair value through profit or loss	528	522
Debt securities in issue	1,963	1,694
Liabilities arising from insurance and participating investment contracts	2,882	2,104
Other liabilities	1,682	1,383
Subordinated liabilities	108
Total liabilities	10,425	10,179
Later than one year and not later than two years [member]
Assets
Financial assets at fair value through profit or loss	2,801	2,090
Derivative financial instruments	1,294	1,064
Loans and advances to banks	26	160
Loans and advances to customers	29,917	30,459
Debt securities held at amortised cost	74
Financial assets at fair value through other comprehensive income	2,929	2,536
Other assets	568	387
Total assets	37,609	36,696
Liabilities
Deposits from banks	15,686	4,758
Customer deposits	6,742	6,421
Derivative financial instruments and financial liabilities at fair value through profit or loss	1,644	1,104
Debt securities in issue	13,618	13,062
Liabilities arising from insurance and participating investment contracts	9,028	7,995
Other liabilities	898	756
Subordinated liabilities	575	2,600
Total liabilities	48,191	36,696
Later than two years and not later than five years [member]
Assets
Financial assets at fair value through profit or loss	5,385	5,467
Derivative financial instruments	2,763	3,075
Loans and advances to customers	74,416	72,028
Debt securities held at amortised cost	3,085	2,262
Financial assets at fair value through other comprehensive income	12,809	11,496
Other assets	1,218	1,118
Total assets	99,676	95,446
Liabilities
Deposits from banks	433	16,052
Customer deposits	1,752	3,244
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,238	4,108
Debt securities in issue	30,897	28,676
Liabilities arising from insurance and participating investment contracts	24,870	20,986
Other liabilities	906	232
Subordinated liabilities	4,105	2,559
Total liabilities	68,201	75,857
Later than five years [member]
Assets
Financial assets at fair value through profit or loss	135,942	115,248
Derivative financial instruments	19,623	16,994
Loans and advances to banks	3,299	2,050
Loans and advances to customers	281,312	282,551
Debt securities held at amortised cost	2,235	2,448
Financial assets at fair value through other comprehensive income	7,999	7,430
Other assets	50,428	33,240
Total assets	500,838	459,961
Liabilities
Deposits from banks	4,408	4,182
Customer deposits	2,696	2,423
Derivative financial instruments and financial liabilities at fair value through profit or loss	25,209	22,438
Debt securities in issue	23,429	24,197
Liabilities arising from insurance and participating investment contracts	104,539	73,330
Other liabilities	13,990	13,652
Subordinated liabilities	9,770	11,921
Total liabilities	£ 184,041	£ 152,143